Consolidated Statement of Cash Flows ₨ in Thousands, $ in Thousands	12 Months Ended
	Mar. 31, 2024 USD ($)	Mar. 31, 2024 INR (₨)	Mar. 31, 2023 INR (₨)	Mar. 31, 2022 INR (₨)
Cash flows from operating activities:
Loss before tax	$ (3,952)	₨ (329,331)	₨ (241,381)	₨ (465,556)
Adjustments to reconcile loss before tax to net cash flows:
Depreciation and amortization	2,370	197,527	190,152	308,153
Interest income	(2,048)	(170,715)	(21,289)	(33,345)
Interest costs	2,872	239,356	225,200	94,907
Unrealized foreign exchange loss/(gain)	(316)	(26,362)	(38,764)	(7,471)
Gain on disposal of property, plant and equipment	(8)	(705)	(3,800)	(1,931)
Change in fair value of warrants - gains				(32,756)
Provisions (net)	(1,979)	(164,909)	(22,079)	(129,026)
Gain on termination/ rent concession of leases			(1,786)	(36,176)
Unwinding of deferred consideration			(41,655)	(41,655)
Share of loss/ (gain) of a joint venture				(41,616)
Share-based payment expense	2,751	229,260	152,054	209,557
Impairment of loan to joint venture			1,000	72,719
Working capital changes:
Decrease/ (increase) in trade and other receivables	(25,075)	(2,089,462)	(1,593,456)	(1,115,395)
Decrease in inventories		23	173	1,271
Increase/ (decrease) in trade and other payables	9,407	783,989	(439,095)	217,701
Direct taxes (paid)/ refunds	(1,224)	(102,033)	(127,620)	28,416
Net cash used in operating activities	(17,199)	(1,433,362)	(1,962,346)	(972,203)
Cash flows from investing activities:
Purchase of property, plant and equipment	(244)	(20,328)	(19,786)	(8,927)
Proceeds from sale of property, plant and equipment	25	2,072	9,715	2,175
Purchase/development of intangible assets	(2,954)	(246,194)	(134,406)	(90,469)
Investment in term deposits	(116,205)	(9,684,565)	(527,740)	(635,807)
Proceeds from term deposits	91,151	7,596,494	519,121	625,505
Interest received	684	57,017	7,144	20,987
Net cash from/(used in) investing activities	(27,544)	(2,295,504)	(145,952)	(86,536)
Cash flows from financing activities:
Change in non-controlling interest	92,259	7,688,897
Transaction costs	(3,345)	(278,757)
Payment of principal portion of lease liabilities			(27,340)
Payment of principal portion of lease liabilities	(559)	(46,549)	(41,873)	(36,486)
Payment of principal portion of lease liabilities	(387)	(32,267)	(35,992)	(43,871)
Own shares repurchase	(441)	(210,448)
Proceeds from factoring	104,587	8,716,246	3,825,988	553,128
Repayment of factoring proceeds	(112,792)	(9,400,045)	(3,087,688)	(325,852)
Proceeds of borrowings	2,380	198,375	1,252,501
Repayment of borrowings	(14,932)	(1,244,455)	(32,250)
Repayment of vehicle loan	(105)	(8,751)	(7,042)	(4,913)
Interest paid on borrowings	(2,991)	(249,277)	(94,491)	(6,742)
Net cash from financing activities	61,591	5,132,969	1,751,813	135,264
Net increase/ (decrease) in cash and cash equivalents	16,165	1,347,187	(356,485)	(923,475)
Effect of exchange differences on cash and cash equivalents	(1,306)	(108,838)	59,804	12,168
Cash and cash equivalents at the beginning of the year	6,043	503,601	800,282	1,711,589
Closing cash and cash equivalents at the end of the year	20,902	1,741,950	503,601	800,282
Components of cash and cash equivalents:
Cash on hand	1	72	125	255
On current account	9,773	814,444	288,779	446,162
Fixed deposits with banks	1,561	130,054	7,462	186,028
Credit card collection in hand	9,567	797,380	207,235	167,837
Total cash and cash equivalents	$ 20,902	₨ 1,741,950	₨ 503,601	₨ 800,282